Financial Instruments (Details) - Schedule of Movement in Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in Warrant Liability [Abstract]
Balance at January 1	$ 218	$ 1,828
Recognition	4,500
Fair value revaluation	(4,036)	(1,166)
Day 1 loss from issuance of financial instruments	1,659
Exercise	(823)	(444)
Balance as at December 31	$ 1,518	$ 218